INCOME TAXES, Deferred Taxes Assets, Net (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets [Abstract]
Employee share option plan expense	[1]	$ 0	$ 4,981,854
Impairment loss		2,013,232	1,993,546
Tax loss carry forwards		12,646,183	12,097,336
Total deferred income tax assets		14,659,415	19,072,736
Valuation allowance		(14,659,415)	(19,072,736)	$ (16,969,593)	$ (12,020,484)
Deferred income tax assets, net		$ 0	$ 0

[1]	In connection with the closing of the Combination, each employee stock option outstanding under the Amended 2016 Plan immediately prior to the closing was automatically converted into an option to purchase a number of ordinary shares of CEGL. The Company does not intend to take a tax deduction for the share-based compensation in Australia as the options were granted primarily to China and US employees. Therefore, the related expense was non-deductible for the year ended December 31, 2021, and the prior year deferred income tax asset balance was written off as of December 31, 2021.